CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of target total debt to total debt and common shareholders' equity ratio

	December 31,	December 31,
	2023	2022
Long-term debt and credit facilities	$2,232.6	$2,556.9
Current portion of long-term debt and credit facilities	—	36.0
Total debt	$2,232.6	$2,592.9
Common shareholders’ equity	$6,083.7	$5,823.7
Total debt / total debt and common shareholders’ equity ratio	26.8%	30.8%
Company target	0-30%	0 - 30%

Currency risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of risk management

		10% strengthening in	10% weakening in
		U.S. dollar	U.S. dollar
	Foreign currency net	Effect on earnings before	Effect on earnings before
	working capital	taxes, gain (loss)(a)	taxes, gain (loss)(a)
Canadian dollar	$(39.3)	$3.6	$(4.4)
Brazilian real	$(184.9)	$16.8	$(20.5)
Chilean peso	$2.0	$(0.2)	$0.2
Mauritanian ouguiya	$(0.9)	$0.1	$(0.1)
Other(b)	$(1.5)	$0.1	$(0.2)

(a)	As described in Note 3ii, the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates. Gains and losses on translation of foreign currencies are included in earnings.
(b)	Includes Euro, British pound, Australian dollar and South African Rand.

	10% strengthening in	10% weakening in
	U.S. dollar	U.S. dollar
	Effect on OCI before	Effect on OCI before
	taxes, (loss)(a)	taxes, gain(a)
Canadian dollar	$(8.8)	$10.7
Brazilian real	$(5.6)	$9.6
Chilean peso	$(5.3)	$6.9

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Energy price risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of risk management

	10% increase in	10% decrease in
	price	price
	Effect on OCI before	Effect on OCI before
	taxes, gain(a)	taxes, (loss)(a)
WTI oil	$8.0	$(9.3)

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Liquidity risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of risk management

		2024	2025-2028	2029+
	Total	Within 1 year(b)	2 to 5 years	More than 5 years
Long-term debt(a)	$3,047.8	$141.4	$1,776.7	$1,129.7

(a)	Includes the face value of the senior notes, term loan and estimated interest.
(b)	Represents estimated interest on the senior notes and term loan, due within the next 12 months.